HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042                                                        HV-5795 - PremierSolutions Standard (Series A)

333-72042                                                        HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                                                        HV-6775 - PremierSolutions Cornerstone (Series II)

Supplement Dated June 7, 2010 to your Prospectus

The Prospectus is hereby corrected to change the name of Columbia Small Cap Value I Fund — Class A to Columbia Small Cap Value Fund I — Class A.

FUND CLOSURE:

Columbia Small Cap Value Fund I — Class A

The Columbia Small Cap Value Fund I Sub-Account is closed to Contracts issued on or after June 30, 2010.

FUND NAME CHANGE:

Oppenheimer Strategic Income Fund — Class A

Effective on June 30, 2010, Oppenheimer Strategic Income Fund will be renamed Oppenheimer Global Strategic Income Fund.

As a result of the changes, all references to the old names in your Prospectus are deleted and replaced with the new names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.